Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories

5. Inventories

Inventories consist of the following:

	June 30, 2025	December 31, 2024
Raw material	$415,394	$716,293
Work-in-process	122,057	4,472
Finished goods	534,442	631,367
Low-value consumables	28,671	57,507
Total	$1,100,564	$1,409,639

As of June 30, 2025 and December 31, 2024, there were no writes-down of inventories.